MUTUAL FUND SERIES TRUST

January 31, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Mutual Fund Series Trust (formerly Catalyst Funds)

Post Effective Amendment No. 72 to the Registration Statement on Form N-1A
(File No. 333-132541, CIK No. 0001355064)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Mutual Fund Series Trust (formerly Catalyst Funds) (the “Trust”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T on behalf of the Camelot Premium Return Fund, a series of the Trust (the “Fund”).

Pursuant to Rule 497(j) under the 1933 Act and on behalf of the Trust, I certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act for the Fund would not have differed from that contained in Post-Effective Amendment No. 72 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 30, 2012 and will become effective on February 1, 2012.

Questions related to this filing should be directed to the Trust’s counsel, JoAnn Strasser of Thompson Hine LLP at (614) 469-3265 or Michael Barolsky at (513) 352-6672.

Very truly yours,

/s/ David F. Ganley

David F. Ganley

Secretary